UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number   811-22475

Excelsior Private Markets Fund II (TI), LLC

(Exact name of registrant as specified in charter)

100 Federal Street
Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors, LLC
100 Federal Street
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:           1-866-921-7951

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (TI), LLC

Financial Statements

(Unaudited)

Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

Excelsior Private Markets Fund II (TI), LLC
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011
Index	Page No.

FINANCIAL INFORMATION (Unaudited)

Statement of Assets, Liabilities and Members’ Equity – Net Assets	1

Statement of Operations	2

Statements of Changes in Members’ Equity – Net Assets	3

Statement of Cash Flows	4

Financial Highlights	5

Notes to Financial Statements	6 – 13

Proxy Voting and Form N-Q	14

Excelsior Private Markets Fund II (TI), LLC
Statement of Assets, Liabilities, and Members’ Equity – Net Assets (Unaudited)
September 30, 2011

Assets

Investments, at fair value (Note 2)	$1,273,583
Cash and cash equivalents (Note 2)	1,012,732
Other assets	43,750
Due from members	805

Total assets	$2,330,870

Liabilities

Due to Investment Advisor	18,517
Investment payable to Excelsior Private Markets Fund II (Master), LLC	26,250
Professional fees payable	24,500
Administration fee payable	3,251
Management fee payable	3,151
Other payables	4,716
Due to members	805

Total liabilities	81,190

Members’ Equity - Net Assets	$2,249,680

Members’ Equity - Net Assets consists of:
Members’ Capital Paid-in	$2,576,000
Accumulated net investment loss	(330,962)
Accumulated net unrealized appreciation on investments	4,642

Total Members' Equity - Net Assets	$2,249,680

Units of Membership Interests Outstanding (Note 2)	2,576.00
Net Asset Value Per Unit	$873.32

The accompanying notes and attached unaudited financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

1

Excelsior Private Markets Fund II (TI), LLC
Statement of Operations (Unaudited)
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

Investment income

Interest income from the Company	$-
Interest income	-
Expenses from the Company	(276,659)

Total investment income	(276,659)

Operating expenses:

Professional fees	24,500
Organization fees	19,865
Other fees	3,536
Administration fee	3,251
Management fee	3,151

Total operating expenses	54,303

Net investment loss	(330,962)

Unrealized gain on investment in the Company (Note 2.F)

Change in net unrealized appreciation on investment in the Company	4,642

Net unrealized gain on investments	4,642

Net change in Members’ Equity – Net Assets resulting from operations	$(326,320)

The accompanying notes and attached unaudited financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

2

Excelsior Private Markets Fund II (TI), LLC
Statements of Changes in Members’ Equity – Net Assets (Unaudited)

Period from August 10, 2011 (Commencement of Operations) to September 30, 2011

	Non-Affiliated Member's Capital	Affiliated Member's Capital (Note 3)	Total
Members' committed capital	$23,320,000	$28,200,000	$51,520,000

Members' capital at August 10, 2011	$-	$-	$-
Capital contributions	1,166,000	1,410,000	2,576,000
Net investment loss	(143,505)	(187,457)	(330,962)
Change in net unrealized appreciation on investment in the Company	2,101	2,541	4,642
Members' capital at September 30, 2011	$1,024,596	$1,225,084	$2,249,680

The accompanying notes and attached unaudited financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

3

Excelsior Private Markets Fund II (TI), LLC
Statement of Cash Flows (Unaudited)
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(326,320)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Investment in the Company	(1,519,350)
Change in fair value of investment in the Company	272,017
Changes in assets and liabilities related to operations
(Increase) decrease in other assets	(43,750)
(Increase) decrease in due from member	(805)
Increase (decrease) in professional fees payable	24,500
Increase (decrease) in administration fee payable	3,251
Increase (decrease) in other payables	4,716
Increase (decrease) in due to member	805
Increase (decrease) in management fee payable	3,151
Increase (decrease) in payable due to investment advisor	18,517

Net cash provided by (used in) operating activities	(1,563,268)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	2,576,000

Net cash provided by (used in) financing activities	2,576,000

Net change in cash and cash equivalents	1,012,732
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$1,012,732

The accompanying notes and attached unaudited financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

4

Excelsior Private Markets Fund II (TI), LLC
Financial Highlights (Unaudited)

Period from the Commencement of Operations (August 10, 2011) through September 30, 2011
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(128.48)
Net unrealized loss on investments	1.80
Net decrease in net assets resulting from operations after incentive carried interest	(126.68)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$873.32
TOTAL NET ASSET VALUE RETURN (1), (3)	(12.67)%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$2,250
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	7.59%
Net change in incentive carried interest	-
Expenses plus incentive carried interest	7.59%
Net investment income (loss) excluding incentive carried interest	(46.28)%
Portfolio Turnover Rate	-

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (5)	N/M
Internal Rate of Return after incentive carried interest, including expenses (6)	N/M

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period of August 10, 2011 (Commencement of Operations) through September 30, 2011 represents the initial contribution per unit of $1,000.
(3)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested.  The Fund's units are not traded in any market, therefore, the market value total investment return is not calculated.

(4)
Ratios do not reflect the Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Company.  Ratios for the period from the Commencement of Operations (August 10, 2011) through September 30, 2011 have been anualized, excluding the incentive carried interest.

(5)
The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser.  As of September 30, 2011, the internal rate of retrun is not meaningful to Members of the TI Fund.

(6)
The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser.  As of September 30, 2011, the internal rate of retrun is not meaningful to Members of the TI Fund.

The accompanying notes and attached unaudited financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

5

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

1. Organization

Excelsior Private Markets Fund II (TI), LLC (the “TI Fund”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on September 8, 2010. The TI Fund commenced operations on August 10, 2011. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”).  Thereafter, the term of the TI Fund may be extended by majority interest of the Members as defined in the TI Fund's limited liability company agreement.

The TI Fund’s investment objective is to provide attractive long-term returns.  The TI Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the "Company").  The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds").  Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective.  The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements.  The percentage of the Company's members' capital owned by the TI Fund at September 30, 2011 was approximately 100%.

Bank of America Capital Advisors LLC (the “Investment Adviser”) is the investment adviser to the Company and provides management services to the TI Fund.  The Investment Adviser is registered under the Investment Advisers Act of 1940, as amended.  The Investment Adviser is an indirect wholly-owned subsidiary of Bank of America.  Bank of America is a financial holding company that provides a diverse range of financial services and products and has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Investment Adviser was created in 1998 principally to serve as an investment manager and adviser for third-party investors and Bank of America Corporation (“Bank of America”) affiliates desiring investments in the private equity asset class.

The TI Fund Board has overall responsibility to manage and supervise the operation of the TI Fund.  The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation.  The Board engaged the Adviser to manage the day-to-day operations of the TI Fund.

6

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

2. Significant Accounting Policies

A.  Basis of Accounting
The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred.  The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

B.  Recent Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers.  In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Company's and TI Fund’s financial statements.

C.  Valuation of Investments
The TI Fund records its investment in the Company at fair value.  The net asset value of the TI Fund is determined by the Investment Adviser as of the last business day of each quarter after the Company has received reports from the Portfolio Funds related to that quarter and at such other times as deemed appropriate by the valuation committee of the Board on the advice of the Investment Adviser, as valuation agent, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board.  Pursuant to the valuation procedures, the Board has delegated to the Investment Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.  The value of the TI Fund's investment in the Company reflects the TI Fund's proportionate interest in the total members' capital of the Company at September 30, 2011.  Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to this report.

D.  Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less.  At September 30, 2011, the TI Fund did not hold any cash equivalents.

7

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

E.  Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates and the differences could be material.

F.  Investment Gains and Losses
The TI Fund records its share of the Company's investment income, expenses, and realized and unrealized gains and losses in proportion to the TI Fund's aggregate commitment to the Company.  The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to this report, and should be read in conjunction with the TI Fund's financial statements.

G.  Income Taxes
The TI Fund is a limited liability company that is treated as a partnership for tax reporting.  Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these statements.  The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with U.S. GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund's investment in the Company for federal tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company.  As of September 30, 2011, the TI Fund has not received information to determine the tax cost of the Company.  Based on the amounts for purchases and sales between the Commencement of Operations (August 10, 2011) and September 30, 2011, the estimated cost of the TI Fund's investment in the Company at September 30, 2011 for federal tax purposes is $1,545,600.  The resulting estimated net unrealized depreciation for tax purposes on the TI Fund's investment in the Company at September 30, 2011, is $272,017.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.  The Investment Adviser has reviewed the TI Fund’s tax position for the open tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the TI Fund did not incur any interest or penalties.

8

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

H.  Contribution Policy
Capital contributions shall be credited to each Member’s capital account when paid.  Capital contributions will be determined based on a percentage of commitments.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the TI Fund issued 2,576.00 units.

I.  Distribution Policy
Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member’s respective percentage interest, as defined in the TI Fund’s limited liability company agreement (the “TI Fund Agreement”).  Generally, all distributions from the TI Fund will be made as follows:

(a) First, to the Members of the TI Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95%/5% split between the Members and the Investment Adviser.  The Investment Adviser will not receive any of the carried interest that it may have earned until after the fourth anniversary of the Final Closing.

J.  Restrictions on Transfers
Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

K.  Fund Expenses
The TI Fund bears its own expenses and, indirectly through its investment in the Company, a pro rata portion of the Company’s fees and expenses, not otherwise borne by the Investment Adviser, including, but not limited to: all Advisory Fees and carried interest paid to the Investment Adviser; accounting, audit and tax preparation fees and expenses; administrative expenses and fees; legal fees and expenses; custody and escrow fees and expenses; the costs of any errors and omissions/directors and officers liability insurance policy or any fidelity bond; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; expenses (including financing, due diligence, travel and other costs) related to the holding, monitoring, follow-on investments and disposition of the Portfolio Funds; interest expenses; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.  The Fund will also indirectly bear the management fees of the Portfolio Funds, as well as carried interest allocations in such Portfolio Funds; the expenses of the Portfolio Funds, including without limitation, investment-related expenses, non-investment related interest expense, administrative expenses and fees and disbursements of attorneys and accountants engaged on behalf of the Portfolio Funds and other ordinary and extraordinary expenses.  These expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TI Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TI Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains and losses on investments on the accompanying Statement of Operations.

9

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

L.  Incentive Carried Interest
Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to the Members (including the Investment Adviser).  After a 125% return of all drawn commitments has been made, all future distributions will be split 95% to Members (including the Investment Adviser) pro rata in accordance with their respective capital contributions and 5% to the Investment Adviser. The Investment Adviser will not collect any of the Incentive Carried Interest that it may have earned until after the fourth anniversary of the Final Closing (the anticipated timeframe in which all, or substantially all, of the commitments that the Fund intends to invest will have been drawn).  Incentive Carried Interest is accrued based on the net asset value of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Investment Adviser in the period in which it occurs. At September 30, 2011, the accrued and unpaid Incentive Carried Interest was $0.

3.  Advisory Fee, Management Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration of the advisory and other services provided by the Investment Adviser, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows:  (i) during the period from the initial closing until the fifth anniversary of the final closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Company incurred Advisory Fees totaling $6,301.

10

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

In consideration for the services provided under the Management Agreement, the TI Fund pays the Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows:  (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Company’s underlying commitments attributable to the TI Fund (based on the TI Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the TI Fund incurred Advisory Fees totaling $3,151.

In addition to the fees described above, the Investment Adviser will receive a carried interest of 5% as described in Note 2.

The Investment Adviser bears all costs incurred in connection with providing investment advisory and administrative services to the Company, including travel and other expenses related to the selection and monitoring of the Portfolio Funds.

The TI Fund bears all of its own expenses, including Management Fees and carried interest applicable to the Investment Adviser, its pro rata portion of all the Company's fees and expenses, including its pro rata portion of the Advisory Fee payable by the Company to the Investment Adviser.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains J D Clark & Company (the “Administrator”), as administrator, accounting agent, tax preparer, and investor services agent.  In consideration for these services, the TI Fund pays the Administrator a fixed fee of $4,875 per calendar quarter.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the TI Fund incurred administration fees totaling $3,251.  In addition, UMB Bank N.A, serves as the Company's custodian.

The Board is made up of 5 managers, each of whom is not an “interested person” as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $40,000.  The Independent Managers are also reimbursed for out of pocket expenses in connection with providing services to the Company.  The Board does not have a compensation committee.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Company incurred $100,000 in Board of Managers fees.

Merrill, Lynch, Pierce, Fenner & Smith Incorporated serves as the placement agent (the "Placement Agent" of the TI Fund.  Investors may be charged a placement fee (the "Placement Fee") of up to 2.50%.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Investment Adviser has not collected any Placement Fees.

11

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

An “affiliated person” (as defined in the Investment Company Act) of another person means (A) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (B) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (C) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (D) any officer, director, partner, copartner, or employee of such other person; (E) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2011, two Members had ownership of approximately 48.52% and 6.21% of the Fund’s total commitments and are deemed “affiliated members” (the “Affiliated Members”). The affiliation between the Affiliated Members and the Fund is based solely on the commitments made and percentage ownership.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Fund invests and with companies in which the Portfolio Funds invest.

4. Capital Commitments from Members

At September 30, 2011, capital commitments from the Members totaled $51,520,000.  Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $2,576,000, which represents approximately 5% of committed capital at September 30, 2011.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TI Fund are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.H.

6. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and, therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7.  Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

The Company may make investments which are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions.  Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices.  The Company may have a concentration of investments, as permitted by its registered statement, in a particular industry or sector.  Investment performance of the sector may have a significant impact on the performance of the Company.  The Company's investments are also subject to the risk associated with investing in private equity securities.  The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

12

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks.  As a result, the TI Fund, through its investment in the Company, may be subject indirectly to such risks through its investment in the Portfolio Funds.  However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments.  In addition, defaults by Members of the TI Fund on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund.  In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above.  While the Investment Adviser has taken steps to mitigate this risk there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

The TI Fund has evaluated all events subsequent to the balance sheet date of September 30, 2011, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

13

Excelsior Private Markets Fund II (TI), LLC
Proxy Voting and Form N-Q (Unaudited)
September 30, 2011

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the Company collect at 866-921-7951 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.  The Company did not receive any proxy solicitations during the period ended September 30, 2011.

The Company files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q.  The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information concerning operation of the public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company collect at 866-921-7951.

14

Excelsior Private Markets Fund II (master), LLC
Financial Statements
(Unaudited)
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

Excelsior Private Markets Fund II (Master), LLC
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011
Index	Page No.

FINANCIAL INFORMATION (Unaudited)

Statement of Assets, Liabilities and Members’ Equity – Net Assets	1

Schedule of Investments	2

Statement of Operations	3

Statements of Changes in Members’ Equity – Net Assets	4

Statement of Cash Flows	5

Financial Highlights	6

Notes to Financial Statements	7 – 17

Proxy Voting and Form N-Q	18

Excelsior Private Markets Fund II (Master), LLC
Statement of Assets, Liabilities, and Members’ Equity – Net Assets (Unaudited)
September 30, 2011

Assets

Investments, at fair value (cost $125,000) (Note 2)	$129,642
Cash and cash equivalents (Note 2)	1,342,207
Other assets	26,280

Total assets	$1,498,129

Liabilities

Due to Investment Advisor	118,857
Professional fees payable	37,097
Board of Managers fees payable	50,000
Administration fee payable	10,833
Advisory fee payable	6,301
Other payables	1,433

Total liabilities	224,521

Members’ Equity - Net Assets	$1,273,608

Members’ Equity - Net Assets consists of:
Members’ Capital Paid-in	$1,545,630
Accumulated net investment loss	(276,664)
Accumulated net unrealized appreciation on investments	4,642

Total Members' Equity - Net Assets	$1,273,608

Units of Membership Interests Outstanding (unlimited units authorized) (Note 2)	1,545.63
Net Asset Value Per Unit	$824.01

The accompanying notes are an integral part of these Financial Statements.

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments (Unaudited)
September 30, 2011

Portfolio Funds (A),(B),(D)	Acquisition Dates (C)	Geographic Region (F)	Commitment	Fair Value	% of Members' Equity - Net Assets (E)

Leveraged Buyout
Green Equity Investors VI, L.P.	-	North America	$5,000,000	$-	0.00%
			5,000,000	-	0.00%
Special Situations
Royalty Opportunities S.ar.L.	08/2011	Europe	5,000,000	129,642	10.18%
			5,000,000	129,642	10.18%

Total Investments in Portfolio Funds (cost $125,000)			$10,000,000	129,642	10.18%
Other Assets & Liabilities (Net)				1,143,966	89.82%
Members' Equity - Net Assets				$1,273,608	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)
Total cost of illiquid and restricted securities at September 30, 2011, aggregated $125,000. Total fair value of illiquid and restricted securities at September 30, 2011, was $129,642 or 10.30% of net assets.

(C)	Acquisition dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)
The estimated cost of the Portfolio Funds at September 30, 2011, for Federal income tax purposes aggregated $125,000.  The net and gross unrealized appreciation for Federal income tax purposes is estimated to be $4,642.

(E)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Private Markets Fund II (Master), LLC
Statement of Operations (Unaudited)
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

Investment income:

Interest	$-

Total investment income	-

Operating expenses:

Organizational fees	110,720
Board of Managers fees	100,000
Professional fees	44,215
Administration fee	10,833
Advisory fee	6,301
Other fees	4,595

Total operating expenses	276,664

Net investment loss	(276,664)

Unrealized gain on investments (Note 2.F)

Net change in unrealized appreciation on investments	4,642

Net unrealized gain on investments	4,642

Net decrease in Members’ Equity – Net Assets resulting from operations	$(272,022)

The accompanying notes are an integral part of these Financial Statements.

Excelsior Private Markets Fund II (Master), LLC
Statements of Changes in Members’ Equity – Net Assets (Unaudited)

Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

	Excelsior Private Markets Fund II (TI), LLC	Investment Adviser (Note 1)	Total
Members' committed capital	$51,520,000	$1,000	$51,521,000

Members' capital at August 10, 2011	$-	$-	$-
Capital contributions	1,545,600	30	1,545,630
Net investment loss	(276,659)	(5)	(276,664)
Change in unrealized appreciation on investments	4,642	0	4,642
Members' capital at September 30, 2011	$1,273,583	$25	$1,273,608

The accompanying notes are an integral part of these Financial Statements.

Excelsior Private Markets Fund II (Master), LLC
Statement of Cash Flows (Unaudited)
Period from the Commencement of Operations (August 10, 2011) to September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$(272,022)
Contributions to investments in Portfolio Funds	(125,000)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Change in net unrealized (appreciation) depreciation on investments	(4,642)
Changes in assets and liabilities related to operations
(Increase) decrease in other assets	(26,280)
Increase (decrease) in professional fees payable	37,097
Increase (decrease) in administration fee payable	10,833
Increase (decrease) in board of managers fees payable	50,000
Increase (decrease) in other payables	1,433
Increase (decrease) in advisory fee payable	6,301
Increase (decrease) in payable due to investment advisor	118,857

Net cash provided by (used in) operating activities	(203,423)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	1,545,630

Net cash provided by (used in) financing activities	1,545,630

Net change in cash and cash equivalents	1,342,207
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$1,342,207

The accompanying notes are an integral part of these Financial Statements.

Excelsior Private Markets Fund II (Master), LLC
Financial Highlights (Unaudited)

Period from the Commencement of Operations (August 10, 2011) through September 30, 2011
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(178.99)
Net unrealized gain on investments	3.00
Decrease in net assets resulting from operations after incentive carried interest	(175.99)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$824.01
TOTAL NET ASSET VALUE RETURN (1), (3)	(17.60%)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$1,274
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	64.58%
Net change in incentive carried interest	-
Expenses plus incentive carried interest	64.58%
Net investment income (loss) excluding incentive carried interest	(64.58%)
Portfolio Turnover Rate	-

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (5)	N/M
Internal Rate of Return after incentive carried interest, including expenses (6)	N/M

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period of August 10, 2011 (Commencement of Operations) through September 30, 2011 represents the initial contribution per unit of $1,000.
(3)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Company during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested.  The Company's units are not traded in any market, therefore, the market value total investment return is not calculated.

(4)
Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.  Ratios for the period from the Commencement of Operations (August 10, 2011) through September 30, 2011 have been anualized, excluding the incentive carried interest.

(5)
The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser.  As of September 30, 2011, the internal rate of return is not meaningful to Members of the Company.

(6)
The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser.  As of September 30, 2011, the internal rate of return is not meaningful to Members of the Company.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010.  The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority interest of the Members as defined in the Company's limited liability company agreement.

The Company’s investment objective is to provide attractive long-term returns.  The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds").  Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective.  The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund (TI), LLC (the “TI Fund”), a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their  assets in the Company.  The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Bank of America Capital Advisors LLC (the “Investment Adviser”) is the investment adviser.  The Investment Adviser is registered under the Investment Advisers Act of 1940, as amended, and serves as the investment adviser of the Company.  The Investment Adviser is an indirect wholly-owned subsidiary of Bank of America.  Bank of America is a financial holding company that provides a diverse range of financial services and products and has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Investment Adviser has made an investment in the Company in exchange for 0.03 units of the Company’s net assets.

The Company Board has overall responsibility to manage and supervise the operation of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation.  The Board has engaged the Investment Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2011, the TI Fund’s and the Offshore Fund’s ownership of the Company’s Members’ Capital was 100% and 0%, respectively.

2. Significant Accounting Policies

A.	Basis of Accounting
The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B.	Recent Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers.  In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Company’s financial statements.

C.	Valuation of Investments
The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Advisor believes to be reliable.  Generally, the value of each Portfolio Fund is determined to be that value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.  The Company follows the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.  The adoption of this guidance does not have a material effect on the financial statements.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation.  If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current value, or in the event a Portfolio Fund does not report a quarter-end value to the Company on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Portfolio Fund, the Investment Adviser shall recommend a value for such Portfolio Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive from the Portfolio Fund if the Company were able to sell its interests in the Portfolio Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds where the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life.  Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors.  Accordingly, the Company generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities, and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2011.

	Assets at Fair Value as of September 30, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Leveraged Buyout	$-	$-	$-	$-
Special Situations	-	-	129,642	129,642

Totals	$-	$-	$129,642	$129,642

The following table includes a rollforward of the amounts for the period from the Commencement of Operations (August 10, 2011) to September 30, 2011 for investments classified within Level 3.  The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

Fair Value Measurements using Level 3 inputs Investments in Portfolio Funds
Balance as of August 10, 2011	$-

Net change in unrealized appreciation on investments	4,642
Contributions	125,000
Balance as of September 30, 2011	$129,642

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $4,642.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2011 is ten years, with the possibility of extensions by each of the Portfolio Funds.

Cash and cash equivalents on the Statement of Assets, Liabilities, and Members’ Equity – Net Assets can include overnight investments in commercial paper, which are classified as a Level 1 asset.

D.	Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less.  At September 30, 2011, the Company did not hold any cash equivalents.

E.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates and the differences could be material.

F.	Investment Gains and Losses
The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company will recognize within the Statement of Operations its share of realized gains or (losses) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds.  The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio.  Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

The Portfolio Funds may make in-kind distributions to the Company, and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable.  While the general policy of the Company will be to liquidate such investment and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

G.	Income Taxes
The Company is a limited liability company that is treated as a partnership for tax reporting.  Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these statements.  The Company has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with U.S. GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds.  As of September 30, 2011, the Company has not received information to determine the tax cost of the Portfolio Funds.  Based on the amounts for purchases and sales between the Commencement of Operations (August 10, 2011) and September 30, 2011, the estimated cost of the Portfolio Funds at September 30, 2011for federal tax purposes is $125,000.  The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at September 30, 2011, is $4,642.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable.  The Investment Adviser has reviewed the Company’s tax position for the open tax year and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Company did not incur any interest or penalties.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

H.	Contribution Policy
Capital contributions shall be credited to each Member’s capital account when paid.  Capital contributions will be determined based on a percentage of commitments.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Company issued 1,545.63 units.

I.	Distribution Policy
Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member’s respective percentage interest, as defined in the Company’s limited liability company agreement.

J.	Restrictions on Transfers
Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

K.	Company Expenses
The Company bears certain expenses not otherwise borne by the Investment Adviser, including, but not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Fund managers, all costs and expenses directly related to portfolio transactions and positions for the Company’s account such as direct and indirect expenses associated with the Company’s investments and prospective investments, including all costs and expenses incurred in connection with its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Company; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Advisory Fee payable to the Investment Adviser; fees and travel-related expenses of the Board who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.  Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

L.	Foreign Currency Translation
The books and records of the Company are maintained in U.S. dollars.  Generally, assets and liabilities denominated in non-U.S. dollar currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, distributions, realized gains or losses, income and expenses are translated at the transaction date exchange rates.  The Company currently does not have investments in the Portfolio Funds denominated in foreign currency.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

 3.  Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows:  (i) during the period from the initial closing until the fifth anniversary of the final closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company.

Pursuant to an Administrative and Accounting Services Agreement, the Company has retained J. D. Clark & Company (the “Administrator”) as administrator, accounting agent, tax preparer and investor services agent.  In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets subject to a minimum quarterly fee.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Company incurred administration fees totaling $10,833.  In addition, UMB Bank N.A, serves as the Company's custodian.

The Board is made up of 5 managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $40,000.  The Independent Managers are also reimbursed for out of pocket expenses in connection with providing services to the Company.  The Board does not have a compensation committee.  For the period from the Commencement of Operations (August 10, 2011) to September 30, 2011, the Company incurred $100,000 in Board of Managers’ fees.

4. Capital Commitments from Feeder Funds

At September 30, 2011, capital commitments from the Members totaled $51,521,000.  Capital contributions received by the Company with regard to satisfying Member commitments totaled $1,545,630, which represents approximately 3% of committed capital at September 30, 2011.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on the Member's percentage interest, as defined in the Company's limited liability company agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2011, the Company had unfunded investment commitments to the Portfolio Funds totaling $9,875,000 as listed:

Portfolio Funds:	Unfunded Commitment
Green Equity Investors VI, LP	$5,000,000
Royalty Opportunities, S.a.r.L	4,875,000
Total	$9,875,000

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

Royalty Opportunities S.ar.L. represents 10.18% of Members' Equity - Net Assets of the Company.  The objective of Royalty Opportunities S.ar.L. is to realize maximum returns by investing primarily in cash flow streams of approved products protected by intellectual property, marketed by public and private life sciences companies.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and, therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company.  Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

9.  Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

The Company may make investments which are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions.  Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices.  The Company may have a concentration of investments, as permitted by the registration statement , in a particular industry or sector.  Investment performance of the sector may have a significant impact on the performance of the Company.  The Company's investments are also subject to the risk associated with investing in private equity securities.  The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks.  As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds.  However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments.  In addition, defaults by Company Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund.  In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above.  While the Investment Adviser has taken steps to mitigate this risk there is no guarantee that such measures will be sufficient or successful.

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements (Unaudited)
September 30, 2011

10. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2011, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

Excelsior Private Markets Fund II (Master), LLC
Proxy Voting and Form N-Q (Unaudited)
September 30, 2011

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the Company collect at 866-921-7951 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.  The Company did not receive any proxy solicitations during the period ended September 30, 2011.

The Company files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q.  The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information concerning operation of the public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company collect at 866-921-7951.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)        Excelsior Private Markets Fund II (TI), LLC

By (Signature and Title)              /s/ James D. Bowden
  James D. Bowden, Principal Executive Officer
Date   December 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ James D. Bowden
  James D. Bowden, Principal Executive Officer
Date   December 9, 2011
By (Signature and Title)             /s/ Steven L. Suss
  Steven L. Suss, Principal Financial Officer
Date   December 9, 2011